Debt Financings (Details 4) (USD $)		12 Months Ended					9 Months Ended		2 Months Ended				2 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Unsecured Debt Notes issued under Shelf Registration Statements	Sep. 30, 2013 Unsecured Debt Notes issued under Shelf Registration Statements	Sep. 30, 2013 Unsecured Debt 3.875% notes due 2018	Sep. 30, 2013 Unsecured Debt 4.625% notes due 2021	Sep. 30, 2013 Unsecured Debt Floating rate notes due 2016	Sep. 30, 2013 Unsecured Debt Floating rate notes due 2016 LIBOR	Sep. 30, 2013 Unsecured Debt Notes outstanding under Shelf Registration Statements and bearing a fixed rate of interest	Apr. 30, 2010 Unsecured Debt 8.625% other senior notes due September 15, 2015	Sep. 30, 2013 Unsecured Debt 8.625% other senior notes due September 15, 2015	Apr. 06, 2010 Unsecured Debt 8.625% other senior notes due September 15, 2015	Mar. 22, 2010 Unsecured Debt 8.625% other senior notes due September 15, 2015	Apr. 30, 2010 Unsecured Debt 8.750% other senior notes due March 15, 2017	Sep. 30, 2013 Unsecured Debt 8.750% other senior notes due March 15, 2017	Apr. 06, 2010 Unsecured Debt 8.750% other senior notes due March 15, 2017	Mar. 22, 2010 Unsecured Debt 8.750% other senior notes due March 15, 2017	Sep. 30, 2013 Secured Debt	Dec. 31, 2012 Secured Debt
Debt financings
Aggregate principal amount outstanding	$ 24,395,119,000		$ 10,300,000,000														$ 8,286,875,000	$ 9,504,372,000
Face amount of debt		11,100,000,000		750,000,000	500,000,000	550,000,000
Issuance of debt									1,250,000,000				1,500,000,000
Interest rate on debt (as a percent)				3.875%	4.625%						8.625%	8.625%			8.75%	8.75%
Variable rate basis							3-month LIBOR
Margin added to variable rate basis (as a percent)							1.95%
Interest rate at period end (as a percent)						2.204%
Interest rate on fixed rate notes, minimum (as a percent)		4.875%						3.875%
Interest rate on fixed rate notes, maximum (as a percent)		8.875%						8.875%
Amount of sinking fund			$ 0							$ 0				$ 0